Significant related party transactions - Schedule of Share Based Earnouts to Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Share-based payment expense	$ 4,503,975	$ 5,152,163	$ 110,611,407
Fair value of stock options granted	1,139,522	0
Share-based expense - Lifezone Holdings shareholder earnout
Disclosure of transactions between related parties [line items]
Share-based payment expense	0	0	110,611,407
Share-based payment - share options
Disclosure of transactions between related parties [line items]
Share-based payment expense	2,259,975	0	0
Share-based payment - restricted stock units
Disclosure of transactions between related parties [line items]
Share-based payment expense	$ 2,244,000	5,152,163	$ 0
Weighted average fair value at measurement date, other equity instruments granted		$ 7,040,000.00